UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.1%
	Shares	Value
AUSTRALIA — 7.0%
Australia & New Zealand Banking Group	155,000	$3,446,510
CSL	45,000	3,836,373
Newcrest Mining	250,000	4,086,133

		11,369,016

FRANCE — 11.4%
Airbus Group	42,000	2,848,627
AXA	185,000	4,542,379
BNP Paribas	33,000	2,110,533
Capgemini	35,000	2,850,821
Faurecia	94,000	4,081,193
TechnipFMC *	64,000	2,099,835

		18,533,388

GERMANY — 5.4%
Allianz	27,000	4,575,233
Bayerische Motoren Werke	46,000	4,184,258

		8,759,491

HONG KONG — 3.1%
China Eastern Airlines, Cl H (A)	6,000,000	3,024,929
New World Development	1,680,000	1,935,088

		4,960,017

ISRAEL — 0.6%
Teva Pharmaceutical Industries ADR	30,000	1,002,900

ITALY — 4.2%
Intesa Sanpaolo	1,200,000	2,814,131
Tenaris	230,000	4,019,215

		6,833,346

JAPAN — 24.7%
Astellas Pharma	292,000	3,925,756
Daiwa House Industry	135,000	3,674,350
Denso	80,000	3,482,834
East Japan Railway	40,000	3,634,910
KDDI	150,000	4,037,309
Komatsu	195,000	4,666,489
Kubota	270,000	4,317,122
Kuraray	260,000	4,138,752
Mitsubishi UFJ Financial Group	750,000	4,869,420
Seven & I Holdings	80,000	3,204,264

		39,951,206

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — 1.4%
Statoil ADR	120,000	$2,240,400

SINGAPORE — 1.4%
DBS Group Holdings	170,000	2,289,111

SPAIN — 4.3%
Banco Santander	500,000	2,782,251
Industria de Diseno Textil	82,500	2,722,421
Red Electrica	84,000	1,500,567

		7,005,239

SWEDEN — 5.4%
Nordea Bank	390,000	4,715,727
Volvo, Cl B	320,000	4,092,615

		8,808,342

SWITZERLAND — 7.6%
ABB	170,000	4,037,198
LafargeHolcim	57,750	3,096,468
Novartis	23,000	1,688,982
Zurich Insurance Group	12,000	3,448,206

		12,270,854

TAIWAN — 4.0%
Hon Hai Precision Industry	840,840	2,258,305
Taiwan Semiconductor Manufacturing ADR	135,000	4,172,850

		6,431,155

UNITED KINGDOM — 14.6%
Diageo	130,000	3,603,887
Glencore *	1,120,000	4,599,912
Kennedy Wilson Europe Real Estate	140,000	1,669,749
Royal Dutch Shell, Cl B	97,987	2,757,098
Standard Chartered *	285,000	2,775,599
Vodafone Group ADR	137,000	3,411,300
WPP	205,000	4,755,866

		23,573,411

TOTAL COMMON STOCK (Cost $106,158,198)		154,027,876

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2017
(Unaudited)

SHORT-TERM INVESTMENT (B) — 2.1%
	Shares	Value
BlackRock FedFund Institutional, 0.472% (C) (Cost $3,389,409)	3,389,409	$3,389,409

TOTAL INVESTMENTS — 97.2% (Cost $109,547,607)†		$157,417,285

Percentages are based on Net Assets of $161,930,859.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2017. The total value of securities on loan at January 31, 2017 was $3,024,425.

(B)	Rate shown is the 7-day effective yield as of January 31, 2017.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2017 was $3,389,409.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $109,547,607, and the unrealized appreciation and depreciation were $56,040,883 and $(8,171,205), respectively.

ADR — American Depositary Receipt

Cl — Class

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$11,369,016	$—	$—	$11,369,016
France	18,533,388	—	—	18,533,388
Germany	8,759,491	—	—	8,759,491
Hong Kong	—	4,960,017	—	4,960,017
Israel	1,002,900	—	—	1,002,900
Italy	6,833,346	—	—	6,833,346
Japan	39,951,206	—	—	39,951,206
Norway	2,240,400	—	—	2,240,400
Singapore	2,289,111	—	—	2,289,111
Spain	7,005,239	—	—	7,005,239
Sweden	8,808,342	—	—	8,808,342
Switzerland	12,270,854	—	—	12,270,854
Taiwan	4,172,850	2,258,305	—	6,431,155
United Kingdom	23,573,411	—	—	23,573,411

Total Common Stock	146,809,554	7,218,322	—	154,027,876

Short-Term Investment	3,389,409	—	—	3,389,409

Total Investments in Securities	$150,198,963	$7,218,322	$—	$157,417,285

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2017, securities with a total value $7,218,322 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2017. All other

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2017
(Unaudited)

transfers were considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CSM-QH-001-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017